CURRENT AND LONG-TERM RECEIVABLES	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
CURRENT AND LONG-TERM RECEIVABLES
NOTE 4. CURRENT AND LONG-TERM RECEIVABLES

CURRENT RECEIVABLES
December 31	2022	2021
Customer receivables	$11,803	$10,046
Revenue sharing program receivables(a)	1,326	1,166
Non-income based tax receivables	1,146	1,061
Supplier advances	691	575
Receivables from disposed businesses	115	148
Other sundry receivables	518	549
Allowance for credit losses(b)	(768)	(967)
Total current receivables	$14,831	$12,579
(a) Revenue sharing program receivables in Aerospace are amounts due from third parties who participate in engine programs by developing and supplying certain engine components through the life of the program. The participants share in program revenues, receive a share of customer progress payments and share costs related to discounts and warranties.
(b) Allowance for credit losses decreased primarily due to write-offs, recoveries and foreign currency impact, partially offset by net new provisions of $46 million.

December 31	2022	2021
Aerospace	$7,784	$5,812
Renewable Energy	2,415	2,218
Power	4,229	4,092
Corporate	404	458
Total current receivables	$14,831	$12,579

Sales of customer receivables. Previously, GE businesses sold customer receivables to our Working Capital Solutions (WCS) business. These programs were discontinued in 2021. Separately, the Company from time to time sells current or long-term receivables to third parties in response to customer-sponsored requests or programs, to facilitate sales, or for risk mitigation purposes. Activity related to current customer receivables sold by GE businesses is as follows:

	2022	2021
	Third Parties	WCS	Third Parties
Balance at January 1	$145	$2,780	$2,202
GE businesses sales to WCS	—	8,331	—
GE businesses sales to third parties(a)	2,052	—	1,401
WCS sales to third parties	—	(6,778)	6,778
Collections and other	(2,139)	(4,426)	(10,236)
Reclassification from long-term customer receivables	40	93	—
Balance at December 31	$98	$—	$145
(a) The Company sold current customer receivables to third parties related primarily to our participation in customer-sponsored supply chain finance programs. Within these programs, primarily in Renewable Energy and Aerospace, the Company has no continuing involvement, fees associated with the transferred receivables are covered by the customer and cash is received at the original invoice due date.

LONG-TERM RECEIVABLES
December 31	2022	2021
Long-term customer receivables(a)	$457	$448
Financing receivables	82	301
Supplier advances	266	309
Non-income based tax receivables	213	208
Receivables from disposed businesses	51	150
Sundry receivables	349	396
Allowance for credit losses	(183)	(123)
Total long-term receivables	$1,236	$1,689
(a) The Company sold $83 million and $52 million of long-term customer receivables to third parties for the years ended December 31, 2022 and 2021, respectively, primarily in our Gas Power business for risk mitigation purposes.